Investment in Securities - Additional Information (Detail) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022 JPY (¥) Investment	Dec. 31, 2021 JPY (¥)	Dec. 31, 2022 JPY (¥) Investment	Dec. 31, 2021 JPY (¥)	Mar. 31, 2022 JPY (¥) Investment
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	¥ 12,272	¥ (427)	¥ (2,851)	¥ 30,891
Investment funds fair value	¥ 25,314		¥ 25,314		¥ 19,353
Number of investment securities in an unrealized loss position | Investment	1,301		1,301		963
Debt securities available-for-sale accrued interest, after allowance for credit loss	¥ 10,848		¥ 10,848		¥ 8,798
Debt Securities, Available-for-Sale, Allowance for Credit Loss	159	0	159	0	153
Accrued Interest Receivables [Member]
Schedule of Investments [Line Items]
Allowance for credit loss of accrued interest	0		0		0
Equity securities
Schedule of Investments [Line Items]
Investment funds fair value	15,002		15,002		11,709
Trading Debt Securities
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading debt securities	62	43	259	131
Available-for-sale securities
Schedule of Investments [Line Items]
Debt Securities, Available-for-Sale, Purchased credit deterioration financial assets	0	¥ 0	0	¥ 0
Available-for-sale securities | Foreign Government Bond Securities
Schedule of Investments [Line Items]
Investment funds fair value	238		238		0
Available-for-sale securities | Foreign Corporate Debt Securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 10,074		¥ 10,074		¥ 7,644